PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross	$ 924,327	$ 195,738	$ 28,000
Less: Accumulated Depreciation	(165,867)	(41,241)	(3,094)
Property and equipment, net	758,460	154,497	24,906
Equipment
Gross		81,206	0
Computers and electronic equipment
Gross		18,863	0
Vehicles
Gross		$ 95,669	$ 28,000